Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Financials Portfolio
September 30, 2025
VFS-NPRT3-1125
1.807734.121
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.9%
Financials - 0.9%
Insurance - 0.9%
AUB Group Ltd	130,039	2,816,312
FRANCE - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
Amundi SA (a)(b)	50,700	4,011,940
GRAND CAYMAN (UK OVERSEAS TER) - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
Patria Investments Ltd Class A (c)	187,200	2,733,120
MEXICO - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Bolsa Mexicana de Valores SAB de CV	696,100	1,454,650
PUERTO RICO - 1.1%
Financials - 1.1%
Banks - 1.1%
Popular Inc	29,400	3,734,094
UNITED KINGDOM - 2.5%
Financials - 2.5%
Insurance - 2.5%
Hiscox Ltd	243,200	4,477,721
Lancashire Holdings Ltd	403,047	3,658,891

TOTAL UNITED KINGDOM		8,136,612
UNITED STATES - 92.8%
Financials - 91.7%
Banks - 32.5%
Associated Banc-Corp	108,000	2,776,680
Bank of America Corp	378,900	19,547,451
BOK Financial Corp	34,745	3,871,983
Cadence Bank	34,910	1,310,521
Citigroup Inc	114,000	11,571,000
East West Bancorp Inc	23,900	2,544,155
Eastern Bankshares Inc	163,100	2,960,265
First Hawaiian Inc	72,500	1,800,175
First Interstate BancSystem Inc Class A (c)	105,969	3,377,232
Huntington Bancshares Inc/OH	670	11,571
KeyCorp	118,600	2,216,634
M&T Bank Corp	26,130	5,163,811
Old National Bancorp/IN	170,000	3,731,500
TriCo Bancshares	51,200	2,273,792
Truist Financial Corp	127,200	5,815,584
UMB Financial Corp	32,695	3,869,453
United Community Bank/SC	57,500	1,802,625
US Bancorp	125,900	6,084,747
Wells Fargo & Co	257,477	21,581,722
WesBanco Inc	58,000	1,851,940
Wintrust Financial Corp	9,700	1,284,668
Zions Bancorp NA	29,100	1,646,478
		107,093,987
Capital Markets - 22.3%
AllianceBernstein Holding LP	63,200	2,415,504
Blue Owl Capital Inc Class A (c)	249,800	4,229,114
Carlyle Group Inc/The	42,000	2,633,400
Charles Schwab Corp/The	111,500	10,644,905
Lazard Inc	80,600	4,254,068
MarketAxess Holdings Inc	22,300	3,885,775
Moody's Corp	10,700	5,098,336
Morgan Stanley	54,200	8,615,632
Nasdaq Inc	71,400	6,315,330
Northern Trust Corp	20,400	2,745,840
Perella Weinberg Partners Class A	63,003	1,343,224
Raymond James Financial Inc	19,850	3,426,110
State Street Corp	83,400	9,675,234
Stifel Financial Corp	34,700	3,937,409
Virtu Financial Inc Class A	118,200	4,196,100
		73,415,981
Consumer Finance - 4.8%
Capital One Financial Corp	32,738	6,959,444
FirstCash Holdings Inc	31,438	4,980,408
SLM Corp (c)	140,300	3,883,504
		15,823,356
Financial Services - 17.0%
Apollo Global Management Inc	63,388	8,447,719
Corpay Inc (d)	15,300	4,407,318
Essent Group Ltd	42,700	2,714,012
Fiserv Inc (d)	24,400	3,145,892
Mastercard Inc Class A	56,300	32,024,003
PayPal Holdings Inc (d)	300	20,118
Voya Financial Inc	70,100	5,243,480
		56,002,542
Insurance - 15.1%
American Financial Group Inc/OH	32,600	4,750,472
Arthur J Gallagher & Co	15,200	4,708,048
Assurant Inc	24,300	5,263,380
Baldwin Insurance Group Inc/The Class A (c)(d)	100,647	2,839,252
Brown & Brown Inc	56,500	5,299,135
Chubb Ltd	28,800	8,128,800
First American Financial Corp	59,800	3,841,552
Reinsurance Group of America Inc	59,202	11,374,480
Selective Insurance Group Inc	44,014	3,568,215
		49,773,334
TOTAL FINANCIALS		302,109,200

Industrials - 1.1%
Professional Services - 1.1%
TransUnion	45,100	3,778,478
TOTAL UNITED STATES		305,887,678
TOTAL COMMON STOCKS (Cost $235,011,431)		328,774,406

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.21	1,086,124	1,086,341
Fidelity Securities Lending Cash Central Fund (e)(f)	4.19	11,490,026	11,491,175
TOTAL MONEY MARKET FUNDS (Cost $12,577,516)			12,577,516

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $247,588,947)	341,351,922
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(11,468,790)
NET ASSETS - 100.0%	329,883,132

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,011,940 or 1.2% of net assets.

(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,011,940 or 1.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Non-income producing.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,869,563.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,680,917	53,932,593	56,527,173	37,251	4	-	1,086,341	1,086,124	0.0%
Fidelity Securities Lending Cash Central Fund	5,264,250	72,316,312	66,089,387	32,636	-	-	11,491,175	11,490,026	0.0%
Total	8,945,167	126,248,905	122,616,560	69,887	4	-	12,577,516

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.